Schedule of Investments(a)
Invesco DWA Basic Materials Momentum ETF (PYZ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Aluminum-7.43%
Alcoa Corp.(b)	219,965	$8,831,595
Arconic Corp.(b)	195,911	7,041,041
		15,872,636
Commodity Chemicals-5.83%
Cabot Corp.	80,657	4,440,974
Olin Corp.	170,158	8,002,531
		12,443,505
Construction Materials-2.81%
Summit Materials, Inc., Class A(b)	178,638	6,002,237
Copper-3.91%
Freeport-McMoRan, Inc.	219,050	8,345,805
Diversified Chemicals-3.06%
Chemours Co. (The)	196,728	6,541,206
Fertilizers & Agricultural Chemicals-6.52%
Corteva, Inc.	156,498	6,694,985
Mosaic Co. (The)	231,666	7,234,929
		13,929,914
Forest Products-3.21%
Louisiana-Pacific Corp.	123,792	6,863,028
Life Sciences Tools & Services-3.60%
Avantor, Inc.(b)	204,458	7,683,532
Metal & Glass Containers-2.47%
O-I Glass, Inc.(b)	357,153	5,282,293
Oil & Gas Refining & Marketing-1.88%
Alto Ingredients, Inc.(b)(c)	756,824	4,011,167
Paper Packaging-3.82%
Avery Dennison Corp.	38,785	8,171,224
Silver-2.16%
Hecla Mining Co.(c)	689,322	4,611,564
Specialty Chemicals-23.65%
Amyris, Inc.(b)(c)	427,654	6,235,195
Avient Corp.	135,028	6,551,559
Celanese Corp.	53,708	8,366,095
Element Solutions, Inc.	252,677	5,910,115
Ingevity Corp.(b)	74,193	6,301,953
Innospec, Inc.	64,361	5,692,731
Livent Corp.(b)(c)	345,788	6,746,324
Minerals Technologies, Inc.	58,720	4,710,518
		50,514,490
	Shares	Value
Steel-29.67%
Allegheny Technologies, Inc.(b)(c)	284,018	$5,830,890
Cleveland-Cliffs, Inc.(b)(c)	381,258	9,531,450
Commercial Metals Co.	180,136	5,908,461
Nucor Corp.	80,956	8,421,043
Reliance Steel & Aluminum Co.	38,369	6,029,688
Schnitzer Steel Industries, Inc., Class A(c)	108,450	5,684,949
Steel Dynamics, Inc.	113,965	7,345,044
TimkenSteel Corp.(b)(c)	414,501	5,525,298
United States Steel Corp.(c)	343,707	9,101,362
		63,378,185
Total Common Stocks & Other Equity Interests (Cost $200,893,859)		213,650,786
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $228,683)	228,683	228,683
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $201,122,542)		213,879,469
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.06%
Invesco Private Government Fund, 0.02%(d)(e)(f)	12,216,831	12,216,831
Invesco Private Prime Fund, 0.12%(d)(e)(f)	28,494,541	28,505,939
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,722,770)		40,722,770
TOTAL INVESTMENTS IN SECURITIES-119.19% (Cost $241,845,312)		254,602,239
OTHER ASSETS LESS LIABILITIES-(19.19)%		(40,988,537)
NET ASSETS-100.00%		$213,613,702
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$127,943	$368,374	$(267,634)	$-	$-	$228,683	$13
See accompanying notes which are an integral part of this schedule.

Invesco DWA Basic Materials Momentum ETF (PYZ)—(continued)
July 31, 2021
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,678,994	$34,222,374	$(28,684,537)	$-	$-	$12,216,831	$275*
Invesco Private Prime Fund	10,018,491	59,764,054	(41,276,606)	-	-	28,505,939	4,426*
Total	$16,825,428	$94,354,802	$(70,228,777)	$-	$-	$40,951,453	$4,714

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Apparel Retail-18.97%
Abercrombie & Fitch Co., Class A(b)	41,659	$1,575,127
American Eagle Outfitters, Inc.(c)	90,839	3,131,220
Bath & Body Works, Inc.	57,249	4,583,928
Boot Barn Holdings, Inc.(b)	25,042	2,164,130
Burlington Stores, Inc.(b)	12,580	4,211,784
Caleres, Inc.	37,095	917,730
Chico’s FAS, Inc.(b)	215,823	1,333,786
Children’s Place, Inc. (The)(b)(c)	22,586	1,904,677
Gap, Inc. (The)	91,698	2,674,831
		22,497,213
Apparel, Accessories & Luxury Goods-1.96%
G-III Apparel Group Ltd.(b)	28,091	838,797
Kontoor Brands, Inc.	26,776	1,482,855
		2,321,652
Auto Parts & Equipment-3.30%
Dana, Inc.	58,267	1,407,731
Tenneco, Inc., Class A(b)	68,175	1,186,927
XPEL, Inc.(b)(d)	14,264	1,320,846
		3,915,504
Automotive Retail-4.53%
Carvana Co.(b)(c)	15,927	5,376,318
Broadcasting-1.33%
iHeartMedia, Inc., Class A(b)	61,121	1,579,978
Casinos & Gaming-14.55%
Boyd Gaming Corp.(b)	29,804	1,698,828
Caesars Entertainment, Inc.(b)	56,136	4,904,041
Everi Holdings, Inc.(b)	111,570	2,531,523
Golden Entertainment, Inc.(b)	25,579	1,164,100
MGM Resorts International	67,190	2,521,641
Red Rock Resorts, Inc., Class A(b)	55,718	2,195,289
Scientific Games Corp.(b)	36,252	2,237,111
		17,252,533
Computer & Electronics Retail-0.77%
Conn’s, Inc.(b)	40,746	906,191
Consumer Electronics-1.10%
GoPro, Inc., Class A(b)(c)	127,456	1,305,149
Department Stores-2.12%
Dillard’s, Inc., Class A	13,689	2,508,783
Education Services-1.06%
Houghton Mifflin Harcourt Co.(b)	110,975	1,256,237
Footwear-4.72%
Crocs, Inc.(b)	41,169	5,591,162
General Merchandise Stores-2.42%
Target Corp.	10,970	2,863,718
Homebuilding-1.53%
Beazer Homes USA, Inc.(b)	43,954	802,600
M/I Homes, Inc.(b)	15,623	1,010,964
		1,813,564
Homefurnishing Retail-3.71%
RH(b)(c)	6,619	4,395,545
Hotels, Resorts & Cruise Lines-0.67%
Playa Hotels & Resorts N.V.(b)	118,066	789,862
	Shares	Value
Internet & Direct Marketing Retail-6.09%
CarParts.com, Inc.(b)(c)	155,390	$2,736,418
Revolve Group, Inc.(b)(c)	64,502	4,489,984
		7,226,402
Leisure Facilities-1.39%
SeaWorld Entertainment, Inc.(b)	34,830	1,651,290
Leisure Products-6.87%
Callaway Golf Co.(b)	91,113	2,886,460
Vista Outdoor, Inc.(b)	54,967	2,220,117
YETI Holdings, Inc.(b)	31,605	3,044,510
		8,151,087
Movies & Entertainment-6.43%
AMC Entertainment Holdings, Inc., Class A(b)(c)	115,308	4,268,702
Roku, Inc.(b)	7,834	3,355,381
		7,624,083
Publishing-0.92%
Gannett Co., Inc.(b)	189,588	1,093,923
Restaurants-8.23%
Bloomin’ Brands, Inc.(b)	49,864	1,253,082
Domino’s Pizza, Inc.	13,311	6,994,798
Jack in the Box, Inc.	13,913	1,514,569
		9,762,449
Specialty Stores-6.55%
Dick’s Sporting Goods, Inc.(c)	29,630	3,085,668
Hibbett, Inc.	28,560	2,532,130
Signet Jewelers Ltd.	33,429	2,150,822
		7,768,620
Technology Hardware, Storage & Peripherals-0.80%
Turtle Beach Corp.(b)(c)	30,804	951,844
Total Common Stocks & Other Equity Interests (Cost $107,964,558)		118,603,107
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $217,295)	217,295	217,295
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $108,181,853)		118,820,402
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.70%
Invesco Private Government Fund, 0.02%(e)(f)(g)	8,413,649	8,413,649
Invesco Private Prime Fund, 0.12%(e)(f)(g)	19,680,093	19,687,966
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,101,614)		28,101,615
TOTAL INVESTMENTS IN SECURITIES-123.90% (Cost $136,283,467)		146,922,017
OTHER ASSETS LESS LIABILITIES-(23.90)%		(28,341,756)
NET ASSETS-100.00%		$118,580,261
See accompanying notes which are an integral part of this schedule.

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2021 represented 1.11% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$161,516	$386,877	$(331,098)	$-	$-	$217,295	$11
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,926,332	28,371,478	(28,884,161)	-	-	8,413,649	204*
Invesco Private Prime Fund	13,869,648	54,174,726	(48,356,408)	-	-	19,687,966	3,738*
Total	$22,957,496	$82,933,081	$(77,571,667)	$-	$-	$28,318,910	$3,953

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Consumer Staples Momentum ETF (PSL)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Agricultural Products-3.50%
Bunge Ltd.	49,644	$3,853,864
Data Processing & Outsourced Services-2.25%
MoneyGram International, Inc.(b)	239,858	2,480,132
Distillers & Vintners-3.16%
Brown-Forman Corp., Class B	49,053	3,478,839
Food Distributors-10.19%
Chefs’ Warehouse, Inc. (The)(b)(c)	67,070	1,939,664
Sysco Corp.	50,261	3,729,366
United Natural Foods, Inc.(b)	77,204	2,556,997
US Foods Holding Corp.(b)	87,177	2,993,658
		11,219,685
Food Retail-6.02%
Casey’s General Stores, Inc.	16,003	3,163,953
Kroger Co. (The)	85,132	3,464,873
		6,628,826
Home Furnishings-4.96%
Tempur Sealy International, Inc.	126,306	5,465,261
Household Products-6.54%
Procter & Gamble Co. (The)	27,628	3,929,531
Spectrum Brands Holdings, Inc.	37,464	3,272,480
		7,202,011
Industrial Machinery-3.30%
Snap-on, Inc.	16,685	3,636,996
Packaged Foods & Meats-14.31%
Freshpet, Inc.(b)	23,532	3,446,261
Hain Celestial Group, Inc. (The)(b)	62,403	2,490,504
Kraft Heinz Co. (The)	80,979	3,115,262
Lamb Weston Holdings, Inc.	28,249	1,886,186
Lancaster Colony Corp.	9,836	1,946,249
Mondelez International, Inc., Class A	45,539	2,880,797
		15,765,259
Personal Products-17.61%
Coty, Inc., Class A(b)(c)	372,875	3,255,199
Edgewell Personal Care Co.	53,176	2,184,470
elf Beauty, Inc.(b)	79,323	2,190,108
Estee Lauder Cos., Inc. (The), Class A	17,084	5,703,151
Medifast, Inc.	14,994	4,280,937
USANA Health Sciences, Inc.(b)	18,759	1,787,170
		19,401,035
	Shares	Value
Soft Drinks-12.74%
Keurig Dr Pepper, Inc.	144,332	$5,081,930
Monster Beverage Corp.(b)	58,260	5,495,083
PepsiCo, Inc.	21,982	3,450,075
		14,027,088
Specialized Consumer Services-9.11%
H&R Block, Inc.	98,202	2,410,859
Service Corp. International	82,657	5,165,236
WW International, Inc.(b)(c)	80,003	2,459,292
		10,035,387
Tobacco-6.23%
22nd Century Group, Inc.(b)(c)	641,428	2,058,984
Philip Morris International, Inc.	29,916	2,994,292
Vector Group Ltd.	135,128	1,805,310
		6,858,586
Total Common Stocks & Other Equity Interests (Cost $96,682,731)		110,052,969
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $284,064)	284,064	284,064
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $96,966,795)		110,337,033
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.06%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,322,528	1,322,528
Invesco Private Prime Fund, 0.12%(d)(e)(f)	3,145,051	3,146,309
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,468,837)		4,468,837
TOTAL INVESTMENTS IN SECURITIES-104.24% (Cost $101,435,632)		114,805,870
OTHER ASSETS LESS LIABILITIES-(4.24)%		(4,671,936)
NET ASSETS-100.00%		$110,133,934
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$118,265	$1,057,179	$(891,380)	$-	$-	$284,064	$12
See accompanying notes which are an integral part of this schedule.

Invesco DWA Consumer Staples Momentum ETF (PSL)—(continued)
July 31, 2021
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,502,892	$8,757,007	$(12,937,371)	$-	$-	$1,322,528	$76*
Invesco Private Prime Fund	8,254,338	13,114,867	(18,222,896)	-	-	3,146,309	1,506*
Total	$13,875,495	$22,929,053	$(32,051,647)	$-	$-	$4,752,901	$1,594

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Energy Momentum ETF (PXI)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Oil & Gas Drilling-5.38%
Nabors Industries Ltd.(b)(c)	58,240	$5,096,583
Patterson-UTI Energy, Inc.	497,851	3,992,765
		9,089,348
Oil & Gas Equipment & Services-8.64%
Cactus, Inc., Class A	82,318	2,966,741
ChampionX Corp.(b)	207,142	4,813,980
Core Laboratories N.V.(c)	110,173	3,675,371
Oceaneering International, Inc.(b)	236,196	3,131,959
		14,588,051
Oil & Gas Exploration & Production-73.59%
Antero Resources Corp.(b)	511,542	6,956,971
Bonanza Creek Energy, Inc.(c)	101,540	3,906,244
Callon Petroleum Co.(b)(c)	155,103	6,104,854
Centennial Resource Development, Inc., Class A(b)(c)	1,070,712	5,578,410
Continental Resources, Inc.(c)	136,926	4,676,023
Devon Energy Corp.	233,523	6,034,234
Diamondback Energy, Inc.	74,360	5,735,387
EOG Resources, Inc.	70,854	5,162,422
Hess Corp.	71,815	5,489,539
Laredo Petroleum, Inc.(b)(c)	86,634	4,770,068
Magnolia Oil & Gas Corp., Class A(b)	290,496	4,066,944
Marathon Oil Corp.	460,187	5,333,567
Matador Resources Co.	224,412	6,934,331
Meta Materials, Inc.(b)(c)	405,114	1,417,899
Murphy Oil Corp.(c)	177,821	3,860,494
Northern Oil and Gas, Inc.	191,958	3,315,115
Ovintiv, Inc.	296,894	7,618,300
PDC Energy, Inc.	127,106	5,027,042
Penn Virginia Corp.(b)	138,101	2,553,487
Pioneer Natural Resources Co.	30,630	4,452,683
Range Resources Corp.(b)	358,233	5,455,889
SM Energy Co.	383,010	7,162,287
Southwestern Energy Co.(b)	1,506,169	7,094,056
Talos Energy, Inc.(b)	181,402	2,093,379
Whiting Petroleum Corp.(b)	74,576	3,497,614
		124,297,239
	Shares	Value
Oil & Gas Refining & Marketing-8.34%
Green Plains, Inc.(b)	190,650	$6,741,384
Marathon Petroleum Corp.	90,987	5,024,302
PBF Energy, Inc., Class A(b)	253,770	2,327,071
		14,092,757
Oil & Gas Storage & Transportation-4.02%
Targa Resources Corp.	161,160	6,786,448
Total Common Stocks & Other Equity Interests (Cost $171,144,037)		168,853,843
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $351,121)	351,121	351,121
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $171,495,158)		169,204,964
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.28%
Invesco Private Government Fund, 0.02%(d)(e)(f)	8,759,630	8,759,630
Invesco Private Prime Fund, 0.12%(d)(e)(f)	20,430,964	20,439,136
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,198,766)		29,198,766
TOTAL INVESTMENTS IN SECURITIES-117.46% (Cost $200,693,924)		198,403,730
OTHER ASSETS LESS LIABILITIES-(17.46)%		(29,496,719)
NET ASSETS-100.00%		$168,907,011
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$199,021	$922,905	$(770,805)	$-	$-	$351,121	$17
See accompanying notes which are an integral part of this schedule.

Invesco DWA Energy Momentum ETF (PXI)—(continued)
July 31, 2021
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$9,115,654	$37,867,849	$(38,223,873)	$-	$-	$8,759,630	$214*
Invesco Private Prime Fund	13,673,482	51,642,120	(44,876,466)	-	-	20,439,136	3,673*
Total	$22,988,157	$90,432,874	$(83,871,144)	$-	$-	$29,549,887	$3,904

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Financial Momentum ETF (PFI)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Asset Management & Custody Banks-18.39%
Ameriprise Financial, Inc.	10,624	$2,736,317
Blackstone Group, Inc. (The), Class A	27,358	3,153,557
Carlyle Group, Inc. (The)	16,747	845,221
KKR & Co., Inc., Class A	29,816	1,901,068
T. Rowe Price Group, Inc.	6,831	1,394,617
Virtus Investment Partners, Inc.	1,565	432,144
		10,462,924
Consumer Finance-16.04%
Ally Financial, Inc.	30,319	1,557,184
American Express Co.	9,692	1,652,777
Discover Financial Services	14,075	1,749,804
LendingClub Corp.(b)	50,497	1,232,127
Navient Corp.	36,354	742,712
OneMain Holdings, Inc.	14,410	879,010
SLM Corp.	69,635	1,311,227
		9,124,841
Diversified Banks-6.82%
Bank of America Corp.	36,833	1,412,914
JPMorgan Chase & Co.	16,254	2,467,032
		3,879,946
Diversified REITs-1.50%
DigitalBridge Group, Inc.(b)(c)	122,778	854,535
Investment Banking & Brokerage-13.92%
B. Riley Financial, Inc.	17,543	1,185,205
Evercore, Inc., Class A	5,160	682,152
LPL Financial Holdings, Inc.	8,424	1,188,121
Morgan Stanley	17,264	1,656,999
Piper Sandler Cos.	2,895	355,188
Raymond James Financial, Inc.	22,005	2,849,207
		7,916,872
Life & Health Insurance-2.30%
Lincoln National Corp.	21,270	1,310,657
Mortgage REITs-8.33%
Apollo Commercial Real Estate Finance, Inc.	27,321	415,826
Arbor Realty Trust, Inc.	51,329	938,294
Ares Commercial Real Estate Corp.	27,854	420,038
Ellington Financial, Inc.	28,705	521,857
Ladder Capital Corp.	32,650	372,863
MFA Financial, Inc.	127,250	594,257
New York Mortgage Trust, Inc.	111,547	487,460
Redwood Trust, Inc.	41,210	489,163
Two Harbors Investment Corp.(c)	77,890	499,275
		4,739,033
Multi-line Insurance-1.41%
American Financial Group, Inc.	6,349	803,085
Paper Packaging-1.11%
Ranpak Holdings Corp.(b)	24,567	629,407
Property & Casualty Insurance-0.97%
HCI Group, Inc.(c)	5,479	550,530
Real Estate Services-2.84%
Newmark Group, Inc., Class A	36,591	471,292
Realogy Holdings Corp.(b)	64,682	1,146,165
		1,617,457
	Shares	Value
Regional Banks-19.42%
Bancorp, Inc. (The)(b)	45,902	$1,072,730
Customers Bancorp, Inc.(b)	12,017	435,256
First Bancorp	73,771	894,842
First Financial Bankshares, Inc.	16,878	824,322
First Republic Bank	8,106	1,580,832
Pinnacle Financial Partners, Inc.	11,416	1,022,988
ServisFirst Bancshares, Inc.	8,697	618,183
Signature Bank	6,265	1,421,967
SVB Financial Group(b)	3,464	1,905,061
Western Alliance Bancorporation	13,664	1,268,292
		11,044,473
Retail REITs-5.53%
Macerich Co. (The)(c)	83,374	1,358,996
Retail Properties of America, Inc., Class A	33,680	424,705
SITE Centers Corp.	43,158	684,486
Tanger Factory Outlet Centers, Inc.	39,425	676,927
		3,145,114
Thrifts & Mortgage Finance-1.41%
Meta Financial Group, Inc.	7,514	373,446
Walker & Dunlop, Inc.	4,122	426,544
		799,990
Total Common Stocks & Other Equity Interests (Cost $50,396,465)		56,878,864
Money Market Funds-0.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $162,204)	162,204	162,204
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.28% (Cost $50,558,669)		57,041,068
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.50%
Invesco Private Government Fund, 0.02%(d)(e)(f)	598,092	598,092
Invesco Private Prime Fund, 0.12%(d)(e)(f)	1,394,989	1,395,547
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,993,639)		1,993,639
TOTAL INVESTMENTS IN SECURITIES-103.78% (Cost $52,552,308)		59,034,707
OTHER ASSETS LESS LIABILITIES-(3.78)%		(2,151,763)
NET ASSETS-100.00%		$56,882,944
See accompanying notes which are an integral part of this schedule.

Invesco DWA Financial Momentum ETF (PFI)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$182,366	$611,600	$(631,762)	$-	$-	$162,204	$10
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	832,889	4,436,261	(4,671,058)	-	-	598,092	30*
Invesco Private Prime Fund	1,249,334	9,452,632	(9,306,419)	-	-	1,395,547	582*
Total	$2,264,589	$14,500,493	$(14,609,239)	$-	$-	$2,155,843	$622

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Healthcare Momentum ETF (PTH)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Biotechnology-36.11%
Anavex Life Sciences Corp.(b)(c)	486,296	$8,729,013
Apellis Pharmaceuticals, Inc.(b)(c)	84,325	5,395,957
Arrowhead Pharmaceuticals, Inc.(b)(c)	72,897	5,051,033
Atossa Therapeutics, Inc.(b)(c)	1,439,782	4,304,948
Avid Bioservices, Inc.(b)(c)	191,311	4,907,127
BioCryst Pharmaceuticals, Inc.(b)(c)	548,607	8,843,545
CareDx, Inc.(b)(c)	108,262	9,098,338
Celcuity, Inc.(b)(c)	171,014	3,368,976
Celldex Therapeutics, Inc.(b)(c)	178,437	7,806,619
Denali Therapeutics, Inc.(b)(c)	121,235	6,186,622
Dicerna Pharmaceuticals, Inc.(b)	157,859	5,921,291
Greenwich Lifesciences, Inc.(b)(c)	132,440	5,227,407
Horizon Therapeutics PLC(b)	241,792	24,184,036
KalVista Pharmaceuticals, Inc.(b)	144,583	2,911,902
Moderna, Inc.(b)	120,890	42,746,704
Morphic Holding, Inc.(b)(c)	69,526	4,006,088
Natera, Inc.(b)(c)	160,345	18,362,709
Prothena Corp. PLC (Ireland)(b)(c)	218,373	10,940,487
Replimune Group, Inc.(b)(c)	103,174	3,376,885
Verastem, Inc.(b)(c)	833,294	2,691,540
		184,061,227
Health Care Distributors-2.37%
Owens & Minor, Inc.(c)	261,049	12,073,516
Health Care Equipment-17.19%
AtriCure, Inc.(b)	88,625	7,485,267
Axonics, Inc.(b)(c)	90,258	6,133,031
Cutera, Inc.(b)(c)	85,836	4,459,180
Envista Holdings Corp.(b)	253,887	10,937,452
Heska Corp.(b)(c)	16,638	4,004,767
IDEXX Laboratories, Inc.(b)	36,069	24,473,899
Novocure Ltd.(b)(c)	61,018	9,397,382
Shockwave Medical, Inc.(b)	113,771	20,706,322
		87,597,300
Health Care Facilities-9.46%
Acadia Healthcare Co., Inc.(b)(c)	127,600	7,875,472
Brookdale Senior Living, Inc.(b)	468,290	3,521,541
Joint Corp. (The)(b)	173,002	13,665,428
Select Medical Holdings Corp.	127,683	5,037,094
Surgery Partners, Inc.(b)	192,256	10,489,488
Tenet Healthcare Corp.(b)	106,324	7,638,316
		48,227,339
Health Care Services-6.54%
Apollo Medical Holdings, Inc.(b)(c)	75,938	6,710,641
Castle Biosciences, Inc.(b)	104,905	7,327,614
Community Health Systems, Inc.(b)	693,139	9,232,612
MEDNAX, Inc.(b)(c)	192,892	5,617,015
Tivity Health, Inc.(b)	177,752	4,458,020
		33,345,902
Health Care Supplies-6.52%
Align Technology, Inc.(b)	20,004	13,918,783
	Shares	Value
Health Care Supplies-(continued)
SI-BONE, Inc.(b)	114,517	$3,474,446
STAAR Surgical Co.(b)	123,894	15,848,521
		33,241,750
Health Care Technology-3.21%
Allscripts Healthcare Solutions, Inc.(b)(c)	308,164	5,263,441
Inovalon Holdings, Inc., Class A(b)(c)	108,097	4,094,714
Omnicell, Inc.(b)	47,843	7,009,000
		16,367,155
Life Sciences Tools & Services-12.37%
Bio-Techne Corp.	28,952	13,961,812
Charles River Laboratories International, Inc.(b)	38,962	15,854,417
IQVIA Holdings, Inc.(b)	43,891	10,871,801
Medpace Holdings, Inc.(b)	56,694	9,974,742
Mettler-Toledo International, Inc.(b)	8,401	12,380,638
		63,043,410
Managed Health Care-1.08%
Progyny, Inc.(b)(c)	99,110	5,519,436
Pharmaceuticals-5.19%
Arvinas, Inc.(b)(c)	95,639	9,669,103
Cassava Sciences, Inc.(b)(c)	132,998	9,247,351
Intra-Cellular Therapies, Inc.(b)	219,713	7,542,747
		26,459,201
Total Common Stocks & Other Equity Interests (Cost $463,219,184)		509,936,236
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $665,373)	665,373	665,373
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $463,884,557)		510,601,609
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.41%
Invesco Private Government Fund, 0.02%(d)(e)(f)	31,201,712	31,201,712
Invesco Private Prime Fund, 0.12%(d)(e)(f)	72,774,884	72,803,995
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $104,005,706)		104,005,707
TOTAL INVESTMENTS IN SECURITIES-120.58% (Cost $567,890,263)		614,607,316
OTHER ASSETS LESS LIABILITIES-(20.58)%		(104,878,292)
NET ASSETS-100.00%		$509,729,024
See accompanying notes which are an integral part of this schedule.

Invesco DWA Healthcare Momentum ETF (PTH)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$672,989	$2,944,424	$(2,952,040)	$-	$-	$665,373	$41
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	42,212,390	101,822,101	(112,832,779)	-	-	31,201,712	1,015*
Invesco Private Prime Fund	63,489,211	200,514,364	(191,199,580)	-	-	72,803,995	18,412*
Total	$106,374,590	$305,280,889	$(306,984,399)	$-	$-	$104,671,080	$19,468

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Industrials Momentum ETF (PRN)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aerospace & Defense-1.24%
Triumph Group, Inc.(b)	182,584	$3,478,225
Agricultural & Farm Machinery-2.12%
Toro Co. (The)	52,214	5,938,820
Air Freight & Logistics-1.67%
Atlas Air Worldwide Holdings, Inc.(b)	69,851	4,677,922
Building Products-13.00%
A.O. Smith Corp.	136,591	9,606,445
Advanced Drainage Systems, Inc.	53,256	6,502,025
Carrier Global Corp.	131,167	7,246,977
Cornerstone Building Brands, Inc.(b)	227,364	3,824,262
Trane Technologies PLC	45,472	9,258,554
		36,438,263
Construction & Engineering-11.47%
Ameresco, Inc., Class A(b)(c)	101,323	6,943,665
Granite Construction, Inc.(c)	96,607	3,711,641
MasTec, Inc.(b)	60,294	6,103,562
MYR Group, Inc.(b)	45,693	4,369,621
Quanta Services, Inc.	71,882	6,534,074
WillScot Mobile Mini Holdings Corp.(b)	156,456	4,491,852
		32,154,415
Construction Machinery & Heavy Trucks-1.35%
Manitowoc Co., Inc. (The)(b)	163,976	3,796,044
Distributors-3.60%
Pool Corp.	21,105	10,084,391
Electrical Components & Equipment-11.62%
AMETEK, Inc.	74,170	10,313,338
Generac Holdings, Inc.(b)	22,852	9,583,215
Hubbell, Inc.	28,823	5,777,859
Vertiv Holdings Co.	246,114	6,901,036
		32,575,448
Human Resource & Employment Services-2.25%
Upwork, Inc.(b)	121,998	6,318,276
Industrial Conglomerates-2.39%
Honeywell International, Inc.	28,601	6,686,628
Industrial Machinery-13.90%
Energy Recovery, Inc.(b)	178,299	3,771,024
Evoqua Water Technologies Corp.(b)	151,104	4,987,943
Graco, Inc.	63,950	4,993,216
IDEX Corp.	30,535	6,921,979
Illinois Tool Works, Inc.	30,168	6,838,181
ITT, Inc.	68,547	6,711,437
SPX Corp.(b)	71,125	4,741,192
		38,964,972
IT Consulting & Other Services-3.32%
Accenture PLC, Class A	29,308	9,310,565
Marine-2.45%
Eagle Bulk Shipping, Inc.(b)(c)	76,483	3,189,341
Genco Shipping & Trading Ltd.	209,091	3,669,547
		6,858,888
	Shares	Value
Paper Packaging-2.71%
Packaging Corp. of America	53,603	$7,584,825
Railroads-3.25%
Union Pacific Corp.	41,666	9,114,854
Research & Consulting Services-2.54%
Equifax, Inc.	27,301	7,114,641
Trading Companies & Distributors-8.59%
Herc Holdings, Inc.(b)(c)	54,154	6,717,262
United Rentals, Inc.(b)	20,753	6,839,151
Veritiv Corp.(b)	79,510	4,872,373
WESCO International, Inc.(b)	53,092	5,651,644
		24,080,430
Trucking-12.54%
Avis Budget Group, Inc.(b)	105,095	8,698,713
HyreCar, Inc.(b)	298,911	5,224,964
Lyft, Inc., Class A(b)(c)	99,315	5,494,106
Old Dominion Freight Line, Inc.	36,660	9,867,039
XPO Logistics, Inc.(b)	42,188	5,851,054
		35,135,876
Total Common Stocks & Other Equity Interests (Cost $258,988,487)		280,313,483
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $254,125)	254,125	254,125
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $259,242,612)		280,567,608
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.80%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,511,617	1,511,617
Invesco Private Prime Fund, 0.12%(d)(e)(f)	3,525,697	3,527,107
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,038,724)		5,038,724
TOTAL INVESTMENTS IN SECURITIES-101.90% (Cost $264,281,336)		285,606,332
OTHER ASSETS LESS LIABILITIES-(1.90)%		(5,333,560)
NET ASSETS-100.00%		$280,272,772
See accompanying notes which are an integral part of this schedule.

Invesco DWA Industrials Momentum ETF (PRN)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$216,703	$750,919	$(713,497)	$-	$-	$254,125	$16
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,167,957	17,941,609	(26,597,949)	-	-	1,511,617	143*
Invesco Private Prime Fund	15,251,935	31,357,491	(43,082,319)	-	-	3,527,107	2,980*
Total	$25,636,595	$50,050,019	$(70,393,765)	$-	$-	$5,292,849	$3,139

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Technology Momentum ETF (PTF)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Application Software-24.72%
Altair Engineering, Inc., Class A(b)	43,740	$3,051,302
Bill.com Holdings, Inc.(b)	46,584	9,634,503
DocuSign, Inc.(b)	37,666	11,225,975
HubSpot, Inc.(b)	15,990	9,530,360
Intuit, Inc.	26,125	13,845,466
Mitek Systems, Inc.(b)	158,826	3,511,643
Nutanix, Inc., Class A(b)	153,963	5,545,747
Sprout Social, Inc., Class A(b)	65,980	5,861,663
Workiva, Inc.(b)(c)	50,314	6,529,248
		68,735,907
Communications Equipment-6.82%
Calix, Inc.(b)	130,465	6,103,153
CommScope Holding Co., Inc.(b)	215,295	4,555,642
Extreme Networks, Inc.(b)	358,127	3,942,978
Plantronics, Inc.(b)	139,963	4,365,446
		18,967,219
Data Processing & Outsourced Services-2.52%
Conduent, Inc.(b)	509,655	3,419,785
TTEC Holdings, Inc.	34,352	3,589,784
		7,009,569
Electronic Equipment & Instruments-4.07%
MicroVision, Inc.(b)(c)	342,391	4,714,724
Zebra Technologies Corp., Class A(b)	11,953	6,603,793
		11,318,517
Interactive Media & Services-1.38%
Yelp, Inc.(b)	102,852	3,846,665
Internet Services & Infrastructure-2.29%
MongoDB, Inc.(b)(c)	17,709	6,356,114
IT Consulting & Other Services-8.98%
DXC Technology Co.(b)	173,170	6,923,337
EPAM Systems, Inc.(b)	23,048	12,902,270
Perficient, Inc.(b)	54,528	5,141,445
		24,967,052
Semiconductor Equipment-14.42%
Applied Materials, Inc.	65,005	9,096,150
Brooks Automation, Inc.	77,844	6,928,894
Entegris, Inc.	77,379	9,335,002
Lam Research Corp.	16,292	10,384,684
Onto Innovation, Inc.(b)	62,364	4,370,469
		40,115,199
Semiconductors-7.76%
NVIDIA Corp.	47,368	9,236,286
NXP Semiconductors N.V. (China)(c)	30,623	6,320,281
Qorvo, Inc.(b)	31,842	6,036,925
		21,593,492
	Shares	Value
Systems Software-15.39%
Cloudflare, Inc., Class A(b)	95,851	$11,370,804
CommVault Systems, Inc.(b)	49,534	3,744,275
Crowdstrike Holdings, Inc., Class A(b)	37,917	9,616,131
Fortinet, Inc.(b)	36,762	10,008,087
Microsoft Corp.	28,254	8,049,847
		42,789,144
Technology Distributors-5.80%
CDW Corp.	41,871	7,677,048
Insight Enterprises, Inc.(b)	40,230	4,038,288
SYNNEX Corp.	37,008	4,423,936
		16,139,272
Technology Hardware, Storage & Peripherals-5.89%
Avid Technology, Inc.(b)	164,397	6,146,804
NCR Corp.(b)	100,250	4,451,100
Western Digital Corp.(b)	88,847	5,768,836
		16,366,740
Total Common Stocks & Other Equity Interests (Cost $256,806,695)		278,204,890
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $372,625)	372,625	372,625
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $257,179,320)		278,577,515
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.02%
Invesco Private Government Fund, 0.02%(d)(e)(f)	5,852,616	5,852,616
Invesco Private Prime Fund, 0.12%(d)(e)(f)	13,650,644	13,656,104
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,508,720)		19,508,720
TOTAL INVESTMENTS IN SECURITIES-107.19% (Cost $276,688,040)		298,086,235
OTHER ASSETS LESS LIABILITIES-(7.19)%		(19,997,281)
NET ASSETS-100.00%		$278,088,954
See accompanying notes which are an integral part of this schedule.

Invesco DWA Technology Momentum ETF (PTF)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$248,158	$813,047	$(688,580)	$-	$-	$372,625	$15
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,067,659	29,624,275	(55,839,318)	-	-	5,852,616	403*
Invesco Private Prime Fund	48,316,040	62,281,317	(96,941,252)	(1)	-	13,656,104	7,985*
Total	$80,631,857	$92,718,639	$(153,469,150)	$(1)	$-	$19,881,345	$8,403

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Utilities Momentum ETF (PUI)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Alternative Carriers-2.95%
Lumen Technologies, Inc.	106,618	$1,329,526
Electric Utilities-39.42%
Alliant Energy Corp.	22,019	1,288,772
American Electric Power Co., Inc.	11,835	1,042,900
Duke Energy Corp.	16,292	1,712,452
Entergy Corp.	12,306	1,266,534
Evergy, Inc.	18,942	1,235,397
Eversource Energy	14,355	1,238,406
FirstEnergy Corp.	25,693	984,556
IDACORP, Inc.	8,480	894,216
NextEra Energy, Inc.	23,648	1,842,179
NRG Energy, Inc.	33,807	1,394,201
Pinnacle West Capital Corp.	9,893	826,560
Portland General Electric Co.	15,664	765,970
Southern Co. (The)	26,027	1,662,344
Xcel Energy, Inc.	23,475	1,602,169
		17,756,656
Electrical Components & Equipment-1.36%
Beam Global(b)(c)	20,018	611,950
Gas Utilities-11.54%
Atmos Energy Corp.	15,156	1,494,230
National Fuel Gas Co.	14,697	755,867
New Jersey Resources Corp.	18,145	698,946
ONE Gas, Inc.	9,994	737,357
South Jersey Industries, Inc.	28,525	717,974
UGI Corp.	17,263	793,925
		5,198,299
Independent Power Producers & Energy Traders-2.42%
AES Corp. (The)	45,931	1,088,565
Multi-Utilities-26.97%
Ameren Corp.	12,147	1,019,376
CenterPoint Energy, Inc.	41,575	1,058,500
CMS Energy Corp.	22,607	1,396,887
DTE Energy Co.	11,712	1,374,052
MDU Resources Group, Inc.	25,358	804,356
NiSource, Inc.	55,560	1,376,221
NorthWestern Corp.	16,906	1,048,003
Sempra Energy	12,848	1,678,591
	Shares	Value
Multi-Utilities-(continued)
Unitil Corp.	12,475	$660,177
WEC Energy Group, Inc.	18,388	1,731,046
		12,147,209
Oil & Gas Exploration & Production-3.27%
EQT Corp.(b)	80,032	1,471,789
Oil & Gas Storage & Transportation-3.56%
ONEOK, Inc.	30,900	1,605,873
Water Utilities-8.36%
American States Water Co.	8,769	774,478
American Water Works Co., Inc.	10,502	1,786,495
Essential Utilities, Inc.	24,482	1,202,556
		3,763,529
Total Common Stocks & Other Equity Interests (Cost $42,542,090)		44,973,396
Money Market Funds-0.39%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $173,757)	173,757	173,757
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $42,715,847)		45,147,153
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.36%
Invesco Private Government Fund, 0.02%(d)(e)(f)	184,298	184,298
Invesco Private Prime Fund, 0.12%(d)(e)(f)	429,857	430,029
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $614,327)		614,327
TOTAL INVESTMENTS IN SECURITIES-101.60% (Cost $43,330,174)		45,761,480
OTHER ASSETS LESS LIABILITIES-(1.60)%		(722,846)
NET ASSETS-100.00%		$45,038,634
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$143,716	$487,095	$(457,054)	$-	$-	$173,757	$10
See accompanying notes which are an integral part of this schedule.

Invesco DWA Utilities Momentum ETF (PUI)—(continued)
July 31, 2021
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$627,027	$1,338,044	$(1,780,773)	$-	$-	$184,298	$7*
Invesco Private Prime Fund	940,540	2,597,684	(3,108,195)	-	-	430,029	129*
Total	$1,711,283	$4,422,823	$(5,346,022)	$-	$-	$788,084	$146

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Advertising-0.07%
Criteo S.A., ADR (France)(b)	19,757	$766,374
Application Software-16.33%
Adobe, Inc.(b)	81,962	50,950,038
Alarm.com Holdings, Inc.(b)	16,140	1,343,171
Anaplan, Inc.(b)	46,900	2,682,680
Box, Inc., Class A(b)	51,855	1,240,372
Cornerstone OnDemand, Inc.(b)	21,473	1,029,416
Coupa Software, Inc.(b)	23,810	5,166,770
DocuSign, Inc.(b)	63,110	18,809,304
Dropbox, Inc., Class A(b)	103,167	3,248,729
eGain Corp.(b)	10,088	117,727
Envestnet, Inc.(b)	17,654	1,328,110
Five9, Inc.(b)	21,747	4,377,454
J2 Global, Inc.(b)(c)	14,644	2,068,758
LivePerson, Inc.(b)	22,366	1,424,490
Momentive Global, Inc.(b)	47,244	992,124
New Relic, Inc.(b)	20,694	1,429,541
Open Text Corp. (Canada)	88,621	4,600,316
Paylocity Holding Corp.(b)	17,673	3,666,441
PROS Holdings, Inc.(b)	14,355	623,294
salesforce.com, inc.(b)	173,672	42,016,467
SPS Commerce, Inc.(b)	11,634	1,267,524
Zoom Video Communications, Inc., Class A(b)	76,569	28,950,739
		177,333,465
Automotive Retail-0.82%
Carvana Co.(b)(c)	26,265	8,866,013
Casinos & Gaming-0.58%
DraftKings, Inc., Class A(b)(c)	130,286	6,318,871
Commercial Printing-0.08%
Cimpress PLC (Ireland)(b)(c)	8,444	863,399
Data Processing & Outsourced Services-8.07%
PayPal Holdings, Inc.(b)	318,169	87,665,105
Education Services-0.47%
2U, Inc.(b)(c)	24,134	1,047,416
Chegg, Inc.(b)	46,041	4,080,614
		5,128,030
Health Care Technology-0.69%
Teladoc Health, Inc.(b)(c)	50,125	7,441,056
Hotels, Resorts & Cruise Lines-3.81%
Booking Holdings, Inc.(b)	13,288	28,944,719
Expedia Group, Inc.(b)	45,882	7,381,037
MakeMyTrip Ltd. (India)(b)(c)	20,626	587,016
Trip.com Group Ltd., ADR (China)(b)	170,897	4,431,359
		41,344,131
Interactive Home Entertainment-4.02%
Bilibili, Inc., ADR (China)(b)(c)	64,031	5,479,773
NetEase, Inc., ADR (China)	97,740	9,990,006
Sea Ltd., ADR (Taiwan)(b)(c)	102,101	28,196,212
		43,665,991
Interactive Media & Services-24.43%
Alphabet, Inc., Class C(b)	34,307	92,780,537
Autohome, Inc., ADR (China)	21,803	987,676
Baidu, Inc., ADR (China)(b)	84,048	13,784,712
Cars.com, Inc.(b)	22,266	268,973
Eventbrite, Inc., Class A(b)(c)	24,293	431,687
Facebook, Inc., Class A(b)	251,662	89,667,170
JOYY, Inc., ADR (China)	18,503	988,985
	Shares	Value
Interactive Media & Services-(continued)
Momo, Inc., ADR (China)	52,818	$654,415
Snap, Inc., Class A(b)	411,388	30,615,495
TripAdvisor, Inc.(b)	40,260	1,527,867
Twitter, Inc.(b)	258,896	18,057,996
Weibo Corp., ADR (China)(b)	24,195	1,364,598
Yandex N.V., Class A (Russia)(b)	103,777	7,049,572
Yelp, Inc.(b)	24,167	903,846
Zillow Group, Inc., Class C(b)(c)	58,422	6,207,922
		265,291,451
Internet & Direct Marketing Retail-21.74%
1-800-Flowers.com, Inc., Class A(b)(c)	11,981	365,420
Alibaba Group Holding Ltd., ADR (China)(b)	374,445	73,087,920
Amazon.com, Inc.(b)	25,669	85,415,908
Baozun, Inc., ADR (China)(b)(c)	17,504	432,699
Chewy, Inc., Class A(b)(c)	33,803	2,829,311
eBay, Inc.	220,988	15,073,591
JD.com, Inc., ADR (China)(b)	261,402	18,528,174
Lands’ End, Inc.(b)	10,588	405,838
MercadoLibre, Inc. (Argentina)(b)	16,171	25,367,448
Overstock.com, Inc.(b)	13,950	971,478
PetMed Express, Inc.	6,575	206,389
Shutterstock, Inc.	11,857	1,286,366
Stamps.com, Inc.(b)	5,943	1,941,935
Stitch Fix, Inc., Class A(b)(c)	22,109	1,192,117
Vipshop Holdings Ltd., ADR (China)(b)	168,922	2,809,173
Wayfair, Inc., Class A(b)(c)	25,184	6,078,410
		235,992,177
Internet Services & Infrastructure-7.92%
Akamai Technologies, Inc.(b)	52,872	6,340,410
Brightcove, Inc.(b)	13,088	150,119
Fastly, Inc., Class A(b)(c)	34,320	1,649,762
GoDaddy, Inc., Class A(b)	54,423	4,563,369
Okta, Inc.(b)	40,565	10,051,601
Shopify, Inc., Class A (Canada)(b)	33,276	49,911,671
VeriSign, Inc.(b)	36,531	7,904,213
Wix.com Ltd. (Israel)(b)	18,297	5,464,216
		86,035,361
Movies & Entertainment-6.82%
iQIYI, Inc., ADR (China)(b)(c)	118,744	1,325,183
Netflix, Inc.(b)	82,238	42,563,922
Roku, Inc.(b)	37,369	16,005,516
Spotify Technology S.A.(b)	61,890	14,152,386
		74,047,007
Real Estate Services-0.18%
Redfin Corp.(b)(c)	33,750	1,976,738
Research & Consulting Services-1.05%
CoStar Group, Inc.(b)	128,110	11,382,574
Trucking-2.96%
Lyft, Inc., Class A(b)	103,986	5,752,505
Uber Technologies, Inc.(b)	605,921	26,333,327
		32,085,832
Total Common Stocks & Other Equity Interests (Cost $732,664,552)		1,086,203,575
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Internet ETF (PNQI)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $86,583)	86,583	$86,583
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $732,751,135)		1,086,290,158
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.37%
Invesco Private Government Fund, 0.02%(d)(e)(f)	20,744,282	20,744,282
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	48,383,970	$48,403,324
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,147,606)		69,147,606
TOTAL INVESTMENTS IN SECURITIES-106.42% (Cost $801,898,741)		1,155,437,764
OTHER ASSETS LESS LIABILITIES-(6.42)%		(69,705,927)
NET ASSETS-100.00%		$1,085,731,837

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$80,193	$657,954	$(651,564)	$-	$-	$86,583	$6
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,985,933	48,345,007	(61,586,658)	-	-	20,744,282	777*
Invesco Private Prime Fund	54,120,242	100,223,726	(105,940,644)	-	-	48,403,324	13,564*
Total	$88,186,368	$149,226,687	$(168,178,866)	$-	$-	$69,234,189	$14,347

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	12.33%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco DWA Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$213,650,786	$-	$-	$213,650,786
Money Market Funds	228,683	40,722,770	-	40,951,453
Total Investments	$213,879,469	$40,722,770	$-	$254,602,239
Invesco DWA Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$118,603,107	$-	$-	$118,603,107
Money Market Funds	217,295	28,101,615	-	28,318,910
Total Investments	$118,820,402	$28,101,615	$-	$146,922,017
Invesco DWA Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$110,052,969	$-	$-	$110,052,969
Money Market Funds	284,064	4,468,837	-	4,752,901
Total Investments	$110,337,033	$4,468,837	$-	$114,805,870
Invesco DWA Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$168,853,843	$-	$-	$168,853,843
Money Market Funds	351,121	29,198,766	-	29,549,887
Total Investments	$169,204,964	$29,198,766	$-	$198,403,730
Invesco DWA Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$56,878,864	$-	$-	$56,878,864
Money Market Funds	162,204	1,993,639	-	2,155,843
Total Investments	$57,041,068	$1,993,639	$-	$59,034,707

	Level 1	Level 2	Level 3	Total
Invesco DWA Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$509,936,236	$-	$-	$509,936,236
Money Market Funds	665,373	104,005,707	-	104,671,080
Total Investments	$510,601,609	$104,005,707	$-	$614,607,316
Invesco DWA Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$280,313,483	$-	$-	$280,313,483
Money Market Funds	254,125	5,038,724	-	5,292,849
Total Investments	$280,567,608	$5,038,724	$-	$285,606,332
Invesco DWA Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$278,204,890	$-	$-	$278,204,890
Money Market Funds	372,625	19,508,720	-	19,881,345
Total Investments	$278,577,515	$19,508,720	$-	$298,086,235
Invesco DWA Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$44,973,396	$-	$-	$44,973,396
Money Market Funds	173,757	614,327	-	788,084
Total Investments	$45,147,153	$614,327	$-	$45,761,480
Invesco NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,086,203,575	$-	$-	$1,086,203,575
Money Market Funds	86,583	69,147,606	-	69,234,189
Total Investments	$1,086,290,158	$69,147,606	$-	$1,155,437,764